Label	Element	Value
Innovator Equity Defined Protection ETF™ - 1 Yr March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: 5.97 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	92.60%
Innovator Equity Defined Protection ETF™ - 1 Yr March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: 594.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.70%
Innovator Equity Defined Protection ETF™ - 1 Yr March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: 640.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)